EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                                   a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525

                     Supplement dated March 25, 2008 to the
                        Institutional Shares Prospectus,
                           Platform Shares Prospectus
                                       and
         Statement of Additional Information ("SAI") dated May 1, 2007.

This supplement is to be used with the prospectuses and SAI dated May 1, 2007. This supplement together with the prospectuses and SAI constitutes current prospectuses and SAI.

Effective immediately, Daniel Geber no longer serves as Managing Director, Portfolio Manager and Senior Analyst of the Epoch Global Equity Shareholder Yield Fund. Currently, William W. Priest, David N. Pearl, Eric Sappenfield and Michael A. Welhoelter serve as the Portfolio Managers of the Fund. All references to Mr. Geber in the prospectuses and SAI are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE